FAIR VALUE MEASUREMENTS (Schedule of assumptions used to estimate the value of the warrants to purchase convertible preferred shares) (Details)	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 17, 2014	Dec. 31, 2013	Sep. 11, 2014	Sep. 24, 2013	Jun. 26, 2014
Warrants to purchase series C convertible preferred share [Member]
Assumptions used to estimate the value of the warrants to purchase convertible preferred shares [lineitems]
Expected volatility (as a percent)	70.00%	70.00%
Risk-free rate (as a percent)	0.10%	0.10%
Dividend yield (as a percent)	0.00%	0.00%
Expected term	0 years	1 year 3 months
Warrants to purchase series D convertible preferred shares [Member]
Assumptions used to estimate the value of the warrants to purchase convertible preferred shares [lineitems]
Expected volatility (as a percent)		70.00%	70.00%	70.00%
Risk-free rate (as a percent)		0.10%	1.70%	0.20%
Dividend yield (as a percent)		0.00%	0.00%	0.00%
Expected term		1 year 3 months	4 years 9 months 18 days	1 year 6 months
Warrants to purchase series E convertible preferred shares [Member]
Assumptions used to estimate the value of the warrants to purchase convertible preferred shares [lineitems]
Expected volatility (as a percent)			70.00%		70.00%
Risk-free rate (as a percent)			1.40%		0.10%
Dividend yield (as a percent)			0.00%		0.00%
Expected term			3 years 9 months 18 days		4 years